Investment Risks	Jan. 31, 2026
Common Stock Fund | Stock Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Stock Market Risk: The prices of the securities in which the Fund invests may decline in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. The price declines of common stocks, in particular, may be steep, sudden and/or prolonged. Price and liquidity changes may occur in the market as a whole, or they may occur in only a particular company, industry, sector, or geographical region of the market. These effects could negatively impact the Fund’s performance.
Common Stock Fund | Medium Capitalization Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Medium Capitalization Companies Risk: Medium capitalization companies tend to be more susceptible to adverse business or economic events than large capitalization companies, and there is a risk that the securities of medium capitalization companies may have limited liquidity and greater price volatility than securities of large capitalization companies.
Common Stock Fund | Small Capitalization Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Small Capitalization Companies Risk: Small capitalization companies typically have relatively lower revenues, limited product lines and lack of management depth, and may have a smaller share of the market for their products or services, than large and medium capitalization companies. There is a risk that the securities of small capitalization companies may have limited liquidity and greater price volatility than securities of large and medium capitalization companies, which can negatively affect the Fund’s ability to sell these securities at quoted market prices. Finally, there are periods when investing in small capitalization company stocks falls out of favor with investors and these stocks may underperform.
Common Stock Fund | Value Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Value Investing Risk: The Fund’s portfolio managers may be wrong in their assessment of a company’s value and the stocks the Fund holds may not reach what the portfolio managers believe are their full values. Different investment styles shift in and out of favor depending on market conditions and investor sentiment, and from time to time “value” investing falls out of favor with investors. During these periods, the Fund’s relative performance may suffer. And the Fund’s underweight or overweight positions in certain sectors relative to its benchmark may materially affect its relative performance.
Common Stock Fund | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk: Stocks of non-U.S. companies (whether held directly or in ADRs or ADSs) as an asset class may underperform stocks of U.S. companies, and such stocks may be less liquid and more volatile than stocks of U.S. companies. The costs associated with securities transactions are often higher in foreign countries than in the U.S. The U.S. dollar value of foreign securities traded in foreign currencies (and any dividends and interest earned) held by the Fund or by exchange-traded funds (“ETFs”) in which the Fund invests may be affected unfavorably by changes in foreign currency exchange rates. An increase in the U.S. dollar relative to these other currencies will adversely affect the Fund, if the positions are not fully hedged. Additionally, investments in foreign securities, whether or not publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. Substantial withholding taxes may apply to distributions from foreign companies. Foreign companies may not be subject to the same regulatory requirements as those of U.S. companies and, as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies. Policy and legislative changes in foreign countries and other events affecting global markets, such as the institution of tariffs by the U.S., a rise in protectionist trade policies, the possibility of a national or global recession, risks associated with pandemic and epidemic diseases, trade tensions, the possibility of changes to some international trade agreements, political events, and continuing political tension and armed conflicts may contribute to decreased liquidity and increased volatility in the financial markets. Foreign governments and foreign economies often are less stable than the U.S. Government and the U.S. economy.
Common Stock Fund | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk: Liquidity risk is the risk, due to certain investments trading in lower volumes or to market and economic conditions, that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects based on the Fund’s valuation of the investments. Events that may lead to increased redemptions, such as market disruptions, may also negatively impact the liquidity of the Fund’s investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. Liquidity issues may also make it difficult to value the Fund’s investments.
Common Stock Fund | Changes In Tax Laws Member
Prospectus [Line Items]
Risk [Text Block]	Changes in Tax Laws: Tax law is subject to change, possibly with retroactive effect, or to different interpretations, and such changes or interpretations could adversely affect the Fund. For example, the Inflation Reduction Act of 2022 added a 15% alternative minimum tax on large corporations and a 1% excise tax on repurchases of stock by publicly traded corporations and certain affiliates. The recently enacted One Big Beautiful Bill Act made significant other changes to the U.S. Internal Revenue Code of 1986, as amended, including permanent reductions to tax rates and disallowance of deductions, that will materially impact funds and their investors. Any future changes are highly uncertain, and the impact on the Fund or its shareholders cannot be predicted. Prospective shareholders should consult their own tax advisors regarding the impact to them of possible changes in tax laws.
Common Stock Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	There is a risk that you could lose all or a portion of your money on your investment in the Fund.
Large Cap Fund | Stock Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Stock Market Risk: The prices of the securities in which the Fund invests may decline in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. The price declines of common stocks, in particular, may be steep, sudden and/or prolonged. Price and liquidity changes may occur in the market as a whole, or they may occur in only a particular company, industry, sector, or geographical region of the market. These effects could negatively impact the Fund’s performance.
Large Cap Fund | Medium Capitalization Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Medium Capitalization Companies Risk: Medium capitalization companies tend to be more susceptible to adverse business or economic events than large capitalization companies, and there is a risk that the securities of medium capitalization companies may have limited liquidity and greater price volatility than securities of large capitalization companies.
Large Cap Fund | Value Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Value Investing Risk: The Fund’s portfolio managers may be wrong in their assessment of a company’s value and the stocks the Fund holds may not reach what the portfolio managers believe are their full values. Different investment styles shift in and out of favor depending on market conditions and investor sentiment, and from time to time “value” investing falls out of favor with investors. During these periods, the Fund’s relative performance may suffer. And the Fund’s underweight or overweight positions in certain sectors relative to its benchmark may materially affect its relative performance.
Large Cap Fund | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk: Stocks of non-U.S. companies (whether held directly or in ADRs or ADSs) as an asset class may underperform stocks of U.S. companies, and such stocks may be less liquid and more volatile than stocks of U.S. companies. The costs associated with securities transactions are often higher in foreign countries than in the U.S. The U.S. dollar value of foreign securities traded in foreign currencies (and any dividends and interest earned) held by the Fund or by exchange-traded funds (“ETFs”) in which the Fund invests may be affected unfavorably by changes in foreign currency exchange rates. An increase in the U.S. dollar relative to these other currencies will adversely affect the Fund, if the positions are not fully hedged. Additionally, investments in foreign securities, whether or not publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. Substantial withholding taxes may apply to distributions from foreign companies. Foreign companies may not be subject to the same regulatory requirements as those of U.S. companies and, as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies. Policy and legislative changes in foreign countries and other events affecting global markets, such as the institution of tariffs by the U.S., a rise in protectionist trade policies, the possibility of a national or global recession, risks associated with pandemic and epidemic diseases, trade tensions, the possibility of changes to some international trade agreements, political events, and continuing political tension and armed conflicts may contribute to decreased liquidity and increased volatility in the financial markets. Foreign governments and foreign economies often are less stable than the U.S. Government and the U.S. economy.
Large Cap Fund | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk: Liquidity risk is the risk, due to certain investments trading in lower volumes or to market and economic conditions, that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects based on the Fund’s valuation of the investments. Events that may lead to increased redemptions, such as market disruptions, may also negatively impact the liquidity of the Fund’s investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. Liquidity issues may also make it difficult to value the Fund’s investments.
Large Cap Fund | Changes In Tax Laws Member
Prospectus [Line Items]
Risk [Text Block]	Changes in Tax Laws: Tax law is subject to change, possibly with retroactive effect, or to different interpretations, and such changes or interpretations could adversely affect the Fund. For example, the Inflation Reduction Act of 2022 added a 15% alternative minimum tax on large corporations and a 1% excise tax on repurchases of stock by publicly traded corporations and certain affiliates. The recently enacted One Big Beautiful Bill Act made significant other changes to the U.S. Internal Revenue Code of 1986, as amended, including permanent reductions to tax rates and disallowance of deductions, that will materially impact funds and their investors. Any future changes are highly uncertain, and the impact on the Fund or its shareholders cannot be predicted. Prospective shareholders should consult their own tax advisors regarding the impact to them of possible changes in tax laws.
Large Cap Fund | Large Capitalization Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Large Capitalization Companies Risk: Large capitalization companies may grow more slowly than the overall economy and tend to go in and out of favor based on market and economic conditions, and the Fund may underperform investments that focus on small or medium capitalization companies.
Large Cap Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	There is a risk that you could lose all or a portion of your money on your investment in the Fund.
International Fund | Stock Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Stock Market Risk: The prices of the securities in which the Fund invests may decline in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. The risk of trade disputes with other countries, the possibility of changes to some international trade agreements, and government or regulatory actions, including the imposition of tariffs or other protectionist actions, could affect the economies of many nations, including the United States, in ways that cannot necessarily be foreseen at the present time. The price declines of common stocks, in particular, may be steep, sudden and/or prolonged. Price and liquidity changes may occur in the market as a whole, or they may occur in only a particular company, industry, sector, or geographical region of the market. These effects could negatively impact the Fund’s performance.
International Fund | Value Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Value Investing Risk: The Fund’s portfolio managers may be wrong in their assessment of a company’s value and the stocks the Fund holds may not reach what the portfolio managers believe are their full values. Different investment styles shift in and out of favor depending on market conditions and investor sentiment, and from time to time “value” investing falls out of favor with investors. During these periods, the Fund’s relative performance may suffer. And the Fund’s underweight or overweight positions in certain sectors relative to its benchmark may materially affect its relative performance.
International Fund | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk: Stocks of non-U.S. companies (whether held directly or in ADRs or ADSs) as an asset class may underperform stocks of U.S. companies, and such stocks may be less liquid and more volatile than stocks of U.S. companies. The costs associated with securities transactions are often higher in foreign countries than in the U.S. The U.S. dollar value of foreign securities traded in foreign currencies (and any dividends and interest earned) held by the Fund or by ETFs in which the Fund invests may be affected unfavorably by changes in foreign currency exchange rates. An increase in the U.S. dollar relative to these other currencies will adversely affect the Fund, if the positions are not fully hedged. Additionally, investments in foreign securities, whether or not publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments, including foreign political and economic risk not associated with domestic investments, meaning that political events, social and economic events and natural disasters occurring in a country where the Fund invests could cause the Fund’s investments in that country to experience gains or losses. Foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. Substantial withholding taxes may apply to distributions from foreign companies. Foreign companies may not be subject to the same regulatory requirements as those of U.S. companies and, as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies. Policy and legislative changes in foreign countries and other events affecting global markets, such as the institution of tariffs by the U.S., a rise in protectionist trade policies, the possibility of a national or global recession, risks associated with pandemic and epidemic diseases, trade tensions, the possibility of changes to some international trade agreements, political events, and continuing political tension and armed conflicts may contribute to decreased liquidity and increased volatility in the financial markets. Foreign governments and foreign economies often are less stable than the U.S. Government and the U.S. economy.
International Fund | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk: Liquidity risk is the risk, due to certain investments trading in lower volumes or to market and economic conditions, that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects based on the Fund’s valuation of the investments. Events that may lead to increased redemptions, such as market disruptions, may also negatively impact the liquidity of the Fund’s investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. Liquidity issues may also make it difficult to value the Fund’s investments.
International Fund | Changes In Tax Laws Member
Prospectus [Line Items]
Risk [Text Block]	Changes in Tax Laws: Tax law is subject to change, possibly with retroactive effect, or to different interpretations, and such changes or interpretations could adversely affect the Fund. For example, the Inflation Reduction Act of 2022 added a 15% alternative minimum tax on large corporations and a 1% excise tax on repurchases of stock by publicly traded corporations and certain affiliates. The recently enacted One Big Beautiful Bill Act made significant other changes to the U.S. Internal Revenue Code of 1986, as amended, including permanent reductions to tax rates and disallowance of deductions, that will materially impact funds and their investors. Any future changes are highly uncertain, and the impact on the Fund or its shareholders cannot be predicted. Prospective shareholders should consult their own tax advisors regarding the impact to them of possible changes in tax laws.
International Fund | Large Capitalization Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Large Capitalization Companies Risk: Large capitalization companies may grow more slowly than the overall economy and tend to go in and out of favor based on market and economic conditions, and the Fund may underperform investments that focus on small or medium capitalization companies.
International Fund | Geographic Concentration Risk1 Member
Prospectus [Line Items]
Risk [Text Block]	Geographic Concentration Risk: Concentrating investments in a limited number of countries or particular geographic regions makes the Fund more susceptible to adverse economic, political, social, regulatory and other developments in that country, countries or region. Additionally, the Fund’s performance may be more volatile when the Fund’s investments are less diversified across countries.
International Fund | Currency Hedging Risk Member
Prospectus [Line Items]
Risk [Text Block]	Currency Hedging Risk: The Fund generally hedges a significant portion of its foreign stock investments against foreign currency changes in an effort to have its returns more closely reflect the market performance of its investments, rather than the value of the currency. To the extent the Fund hedges portions of its portfolio, its relative performance may differ from that of unhedged portfolios or indices. There is no guarantee the hedges will fully protect against adverse currency movements.
International Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	There is a risk that you could lose all or a portion of your money on your investment in the Fund.
International Fund II - Currency Unhedged | Stock Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Stock Market Risk: The prices of the securities in which the Fund invests may decline in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. The risk of trade disputes with other countries, the possibility of changes to some international trade agreements, and government or regulatory actions, including the imposition of tariffs or other protectionist actions, could affect the economies of many nations, including the United States, in ways that cannot necessarily be foreseen at the present time. The price declines of common stocks, in particular, may be steep, sudden and/or prolonged. Price and liquidity changes may occur in the market as a whole, or they may occur in only a particular company, industry, sector, or geographical region of the market. These effects could negatively impact the Fund’s performance.
International Fund II - Currency Unhedged | Value Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Value Investing Risk: The Fund’s portfolio managers may be wrong in their assessment of a company’s value and the stocks the Fund holds may not reach what the portfolio managers believe are their full values. Different investment styles shift in and out of favor depending on market conditions and investor sentiment, and from time to time “value” investing falls out of favor with investors. During these periods, the Fund’s relative performance may suffer. And the Fund’s underweight or overweight positions in certain sectors relative to its benchmark may materially affect its relative performance.
International Fund II - Currency Unhedged | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk: Stocks of non-U.S. companies (whether held directly or in ADRs or ADSs) as an asset class may underperform stocks of U.S. companies, and such stocks may be less liquid and more volatile than stocks of U.S. companies. The costs associated with securities transactions are often higher in foreign countries than in the U.S. The U.S. dollar value of foreign securities traded in foreign currencies (and any dividends and interest earned) held by the Fund or by ETFs in which the Fund invests may be affected unfavorably by changes in foreign currency exchange rates. An increase in the U.S. dollar relative to these other currencies will adversely affect the Fund, as the positions are not hedged. Additionally, investments in foreign securities, whether or not publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments, including foreign political and economic risk not associated with domestic investments, meaning that political events, social and economic events and natural disasters occurring in a country where the Fund invests could cause the Fund’s investments in that country to experience gains or losses. Foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. Substantial withholding taxes may apply to distributions from foreign companies. Foreign companies may not be subject to the same regulatory requirements as those of U.S. companies and, as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies. Policy and legislative changes in foreign countries and other events affecting global markets, such as the institution of tariffs by the U.S., a rise in protectionist trade policies, the possibility of a national or global recession, risks associated with pandemic and epidemic diseases, trade tensions, the possibility of changes to some international trade agreements, political events, and continuing political tension and armed conflicts may contribute to decreased liquidity and increased volatility in the financial markets. Foreign governments and foreign economies often are less stable than the U.S. Government and the U.S. economy. The Fund generally will not hedge its perceived foreign currency exposure back into the U.S. dollar and therefore the Fund is considered to be “currency unhedged.”
International Fund II - Currency Unhedged | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk: Liquidity risk is the risk, due to certain investments trading in lower volumes or to market and economic conditions, that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects based on the Fund’s valuation of the investments. Events that may lead to increased redemptions, such as market disruptions, may also negatively impact the liquidity of the Fund’s investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. Liquidity issues may also make it difficult to value the Fund’s investments.
International Fund II - Currency Unhedged | Changes In Tax Laws Member
Prospectus [Line Items]
Risk [Text Block]	Changes in Tax Laws: Tax law is subject to change, possibly with retroactive effect, or to different interpretations, and such changes or interpretations could adversely affect the Fund. For example, the Inflation Reduction Act of 2022 added a 15% alternative minimum tax on large corporations and a 1% excise tax on repurchases of stock by publicly traded corporations and certain affiliates. The recently enacted One Big Beautiful Bill Act made significant other changes to the U.S. Internal Revenue Code of 1986, as amended, including permanent reductions to tax rates and disallowance of deductions, that will materially impact funds and their investors. Any future changes are highly uncertain, and the impact on the Fund or its shareholders cannot be predicted. Prospective shareholders should consult their own tax advisors regarding the impact to them of possible changes in tax laws.
International Fund II - Currency Unhedged | Large Capitalization Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Large Capitalization Companies Risk: Large capitalization companies may grow more slowly than the overall economy and tend to go in and out of favor based on market and economic conditions, and the Fund may underperform investments that focus on small or medium capitalization companies.
International Fund II - Currency Unhedged | Geographic Concentration Risk1 Member
Prospectus [Line Items]
Risk [Text Block]	Geographic Concentration Risk: Concentrating investments in a limited number of countries or particular geographic regions makes the Fund more susceptible to adverse economic, political, social, regulatory and other developments in that country, countries or region. Additionally, the Fund’s performance may be more volatile when the Fund’s investments are less diversified across countries.
International Fund II - Currency Unhedged | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	There is a risk that you could lose all or a portion of your money on your investment in the Fund.
Global Fund | Stock Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Stock Market Risk: The prices of the securities in which the Fund invests may decline in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. The risk of trade disputes with other countries, the possibility of changes to some international trade agreements, and government or regulatory actions, including the imposition of tariffs or other protectionist actions, could affect the economies of many nations, including the United States, in ways that cannot necessarily be foreseen at the present time. The price declines of common stocks, in particular, may be steep, sudden and/or prolonged. Price and liquidity changes may occur in the market as a whole, or they may occur in only a particular company, industry, sector, or geographical region of the market. These effects could negatively impact the Fund’s performance.
Global Fund | Value Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Value Investing Risk: The Fund’s portfolio managers may be wrong in their assessment of a company’s value and the stocks the Fund holds may not reach what the portfolio managers believe are their full values. Different investment styles shift in and out of favor depending on market conditions and investor sentiment, and from time to time “value” investing falls out of favor with investors. During these periods, the Fund’s relative performance may suffer. And the Fund’s underweight or overweight positions in certain sectors relative to its benchmark may materially affect its relative performance.
Global Fund | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk: Stocks of non-U.S. companies (whether held directly or in ADRs or ADSs) as an asset class may underperform stocks of U.S. companies, and such stocks may be less liquid and more volatile than stocks of U.S. companies. The costs associated with securities transactions are often higher in foreign countries than in the U.S. The U.S. dollar value of foreign securities traded in foreign currencies (and any dividends and interest earned) held by the Fund or by ETFs in which the Fund invests may be affected unfavorably by changes in foreign currency exchange rates. An increase in the U.S. dollar relative to these other currencies will adversely affect the Fund, as the positions are not hedged. Additionally, investments in foreign securities, whether or not publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments, including foreign political and economic risk not associated with domestic investments, meaning that political events, social and economic events and natural disasters occurring in a country where the Fund invests could cause the Fund’s investments in that country to experience gains or losses. Foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. Substantial withholding taxes may apply to distributions from foreign companies. Foreign companies may not be subject to the same regulatory requirements as those of U.S. companies and, as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies. Policy and legislative changes in foreign countries and other events affecting global markets, such as the institution of tariffs by the U.S., a rise in protectionist trade policies, the possibility of a national or global recession, risks associated with pandemic and epidemic diseases, trade tensions, the possibility of changes to some international trade agreements, political events, and continuing political tension and armed conflicts may contribute to decreased liquidity and increased volatility in the financial markets. Foreign governments and foreign economies often are less stable than the U.S. Government and the U.S. economy. The Fund generally will not hedge its perceived foreign currency exposure back into the U.S. dollar and therefore the Fund is considered to be “currency unhedged.”
Global Fund | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk: Liquidity risk is the risk, due to certain investments trading in lower volumes or to market and economic conditions, that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects based on the Fund’s valuation of the investments. Events that may lead to increased redemptions, such as market disruptions, may also negatively impact the liquidity of the Fund’s investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. Liquidity issues may also make it difficult to value the Fund’s investments.
Global Fund | Changes In Tax Laws Member
Prospectus [Line Items]
Risk [Text Block]	Changes in Tax Laws: Tax law is subject to change, possibly with retroactive effect, or to different interpretations, and such changes or interpretations could adversely affect the Fund. For example, the Inflation Reduction Act of 2022 added a 15% alternative minimum tax on large corporations and a 1% excise tax on repurchases of stock by publicly traded corporations and certain affiliates. The recently enacted One Big Beautiful Bill Act made significant other changes to the U.S. Internal Revenue Code of 1986, as amended, including permanent reductions to tax rates and disallowance of deductions, that will materially impact funds and their investors. Any future changes are highly uncertain, and the impact on the Fund or its shareholders cannot be predicted. Prospective shareholders should consult their own tax advisors regarding the impact to them of possible changes in tax laws.
Global Fund | Large Capitalization Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Large Capitalization Companies Risk: Large capitalization companies may grow more slowly than the overall economy and tend to go in and out of favor based on market and economic conditions, and the Fund may underperform investments that focus on small or medium capitalization companies.
Global Fund | Geographic Concentration Risk1 Member
Prospectus [Line Items]
Risk [Text Block]	Geographic Concentration Risk: Concentrating investments in a limited number of countries or particular geographic regions makes the Fund more susceptible to adverse economic, political, social, regulatory and other developments in that country, countries or region. Additionally, the Fund’s performance may be more volatile when the Fund’s investments are less diversified across countries.
Global Fund | Emerging Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Emerging Market Risk: Foreign (non-U.S.) investment risk may be particularly high to the extent that the Fund invests in emerging market securities. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries. In addition to the risks of foreign securities in general, countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that trade a small number of issues. Taxation, restrictions on foreign investment and on currency convertibility and repatriation, currency fluctuations and other developments in laws and regulations of emerging markets could result in loss to the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. In addition, when investing in emerging market countries, there may be differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers. Emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions.
Global Fund | New Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk: The Fund is a recently organized and has a limited operating history. As a result, prospective investors have a limited track record on which to base their investment decision. In addition, there can be no assurance that the Fund will grow to, or maintain, an economically viable size, in which case the Board of Directors may determine to liquidate the Fund.
Global Fund | Large Shareholder Risk Member
Prospectus [Line Items]
Risk [Text Block]	Large Shareholder Risk. Certain shareholders may from time to time own a substantial amount of the Fund’s shares. There can be no assurance that any large shareholder would not redeem its investment, or that the size of the Fund would be maintained at such levels. Redemptions by large shareholders could have a significant negative effect on the Fund. The need to meet such redemptions also could cause the Fund to increase its cash holdings, diluting its investment returns.
Global Fund | RIC Qualification Risk Member
Prospectus [Line Items]
Risk [Text Block]	RIC Qualification Risk: It is intended that the Fund will qualify as a regulated investment company (a “RIC”) under Subchapter M of the U.S. Tax Code. To qualify and remain eligible for the special U.S. federal income tax treatment accorded to a RIC, the Fund must meet certain source-of-income, asset diversification and annual distribution requirements, and failure to do so could result in the loss of RIC status.
Global Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	There is a risk that you could lose all or a portion of your money on your investment in the Fund.